PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
PROPERTY, PLANT AND EQUIPMENT.
Proceeds	$ 44,000
Loss on disposal of plant and equipment	$ 21,431